Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Credit Quality Indicators) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 3,760,502	¥ 3,678,895	¥ 3,395,361
Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,190,136	1,216,454	1,094,073
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		839,125	829,885
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		351,011	386,569
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,461,982	1,330,353	1,236,414
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,138,054	1,059,786
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		260,533	243,225
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		63,395	27,342
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,077,860	1,089,796
Corporate borrowers | Non-recourse Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		81,211	124,768	174,204
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		19,951	41,535
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		61,260	83,233
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		270,170	256,600
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		101,281	106,173
Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		625,198	602,255
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	[1]	30,524	42,292	¥ 53,341
Performing
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		3,666,175	3,555,853
Performing | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,177,580	1,201,081
Performing | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		831,207	819,592
Performing | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		346,373	381,489
Performing | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,439,703	1,311,725
Performing | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,131,276	1,050,531
Performing | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		255,753	238,660
Performing | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		52,674	22,534
Performing | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,029,381	1,015,971
Performing | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		14,883	36,250
Performing | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		55,271	66,486
Performing | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		261,558	235,493
Performing | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		98,852	101,701
Performing | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		598,817	576,041
Performing | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		19,511	27,076
Nonperforming Financing Receivable Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		73,593	101,034
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		14,101	11,993
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,511	5,357
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,123	3,741
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,467	2,895
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		48,479	73,825
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,068	5,285
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,989	16,747
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		8,612	21,107
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,429	4,472
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		26,381	26,214
Nonperforming Financing Receivable Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		11,013	15,216
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		20,734	22,008
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		12,556	15,373
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		7,918	10,293
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,638	5,080
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		8,178	6,635
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,267	3,898
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		657	824
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,254	1,913
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		94,327	123,042
Nonperforming | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		12,556	15,373
Nonperforming | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		7,918	10,293
Nonperforming | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,638	5,080
Nonperforming | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		22,279	18,628
Nonperforming | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		6,778	9,255
Nonperforming | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,780	4,565
Nonperforming | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		10,721	4,808
Nonperforming | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		48,479	73,825
Nonperforming | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,068	5,285
Nonperforming | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,989	16,747
Nonperforming | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		8,612	21,107
Nonperforming | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,429	4,472
Nonperforming | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		26,381	26,214
Nonperforming | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 11,013	¥ 15,216

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").